CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Operating activities:
Net (loss) income	$ 61,259,650	$ (72,235,840)	$ (266,555,527)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	108,261,965	116,788,045	111,108,445
Equity in loss of associates	198,148	746,434
Loss (gain) on change in fair value of derivatives	(1,486,118)	1,580,824	182,335
Provision for impairment loss of build-to-sell projects assets	3,379,824	10,660,148	0
Loss on disposal of property, plant and equipment	(96,308)	(13,416)	(308,739)
Allowance made (reversed) for accounts receivable, net of recoveries	(7,380,299)	257,932	61,387,013
Provision made (reversed) for losses of advances to suppliers	(1,058,191)		2,750,340
Inventory write-down	37,764,638	40,588,365	39,555,386
Deferred income tax benefit	18,583,646	(17,638,880)	(24,258,916)
Share-based compensation	4,399,729	5,667,846	5,999,427
Amortization of convertible senior notes issuance costs	1,131,147
Gain on repurchase of convertible senior notes		(282,625)	(5,091,424)
Gain on disposal of subsidiary	(326,895)
Others	(814,592)
Changes in operating assets and liabilities:
Accounts receivable	(165,677,129)	(45,192,542)	14,992,761
Amounts due from and advances to related parties	(19,486,356)
Inventories	(105,275,426)	93,621,779	(64,494,897)
Build-to-sell project assets	7,646,847	68,995,784	29,239,605
Advances to suppliers	5,990,951	(25,560,531)	(7,737,684)
Prepaid expenses and other current assets	(3,050,563)	(49,668,929)	12,914,006
Other noncurrent assets	(8,581,807)	(144,536)	(1,669,354)
Accounts payable	207,280,860	32,615,213	15,223,823
Amount due to related parties	(7,297,385)	10,524,438	(1,886,856)
Income taxes payable	6,129,180	2,331,466	(3,565,482)
Accrued expenses and other current liabilities	37,106,827	(1,238,302)	(44,652,036)
Accrued warranty costs	21,454,249	15,963,062	6,969,833
Other noncurrent liabilities	(803,309)	(3,842,967)	178,265
Net cash (used in) provided by operating activities	183,959,589	46,531,200	(178,198,886)
Investing activities:
Purchases of property, plant and equipment	(404,655,016)	(69,990,898)	(141,108,975)
Prepaid land use rights		(2,149,101)
Proceeds from sale of property, plant and equipment	258,830	52,858	3,896,148
Subsidies received from government for purchases of property, plant and equipment	2,508,743	2,817,719	4,837,756
Investments in affiliates	(13,996,479)	(3,135,773)	(6,893,519)
Cash received from disposal of a subsidiary	307,496
(Increase) decrease in restricted cash	(72,209,369)	36,200,065	(31,317,730)
Net cash used in investing activities	(487,785,795)	(36,205,130)	(170,586,320)
Financing activities:
Proceeds from issuance of ordinary shares pursuant to share option plan	1,408,184	922,556
Proceed from issuance of ordinary shares, net of issuance costs	132,413,810
Payment for call options in connection with convertible senior notes issuance	(52,311,578)
Proceeds from issuance of convertible senior notes	287,500,000
Debt issuance costs	(8,704,466)
Payment for repurchase of convertible senior notes		(26,292,375)	(39,082,576)
Redemption of convertible senior notes		(57,007,000)
Proceeds from short-term bank borrowings	1,097,924,839	987,890,556	1,044,195,782
Repayment of short-term bank borrowings	(973,471,443)	(1,086,230,806)	(635,681,819)
Proceeds from long-term bank borrowings	44,616,290	13,941,512	82,107,781
Repayment of long-term bank borrowings	(329,863,899)	(170,480,333)	(109,273,393)
Payments to Noncontrolling Interests		(200,000)
Contribution from non-controlling interests	8,144,078	342,196
Net cash provided by (used in) financing activities	207,655,815	(337,113,694)	342,265,775
Effect of exchange rate changes	2,376,812	6,197,195	(2,984,550)
Net change in cash and cash equivalents	(93,793,579)	(320,590,429)	(9,503,981)
Cash and cash equivalents at the beginning of the year	486,685,563	807,275,992	816,779,973
Cash and cash equivalents at the end of the year	392,891,984	486,685,563	807,275,992
Supplemental disclosure of cash flow information:
Interest paid, net of amounts capitalized	34,908,088	50,023,964	48,716,224
Income taxes paid	432,030	4,075,481	3,024,638
Supplemental schedule of non-cash investing and financing activities:
Purchases of property, plant and equipment included in accounts payable	121,819,713	50,210,688	45,663,411
Long-term borrowing assumed by the buyer upon sale of project assets	(32,612,240)
Debt issuance cost of the share lending arrangement	$ 3,092,580